Credit Facilities and Lease Obligations - Mandatory Principal Repayments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0
New Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 470,400,000	$ 592,300,000